NATIONWIDE VARIABLE INSURANCE TRUST
JPMorgan NVIT Balanced Fund

Supplement Dated May 13, 2008
to the Prospectus Dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the third sentence under “Principal Strategies” on page 3 of the Prospectus has been deleted and is restated as follows:

“Up to 20% of the Fund’s net assets may be invested in securities of foreign issuers.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NPS-BAL-1 5/08